Stockholders' equity (Tables)	12 Months Ended
Mar. 31, 2011
Stockholders' equity (Tables) [Abstract]
Changes in the number of shares of common stock issued and outstanding

Changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2009, 2010 and 2011 have resulted from the following:

Number of
shares

Balance at March 31, 2008	1,004,443,364
Exercise of stock acquisition rights	92,000

Balance at March 31, 2009	1,004,535,364
Exercise of stock acquisition rights	36,100

Balance at March 31, 2010	1,004,571,464
Exercise of stock acquisition rights	65,200

Balance at March 31, 2011	1,004,636,664

Other comprehensive income

Other comprehensive income for the fiscal years ended March 31, 2009, 2010 and 2011 were comprised of the following:

	Yen in millions
		Tax	Net-of-tax
	Pre-tax amount	benefit/(expense)	amount

For the fiscal year ended March 31, 2009:
Unrealized gains (losses) on securities, net —
Unrealized holding losses arising during the period*	(105,145)	40,198	(48,207)
Less : Reclassification adjustment included in net income	11,306	(3,958)	7,348
Unrealized gains (losses) on derivative instruments, net —
Unrealized holding losses arising during the period	(2,988)	1,059	(1,929)
Less : Reclassification adjustment included in net income	5,335	(1,619)	3,716
Pension liability adjustment*	(127,222)	51,527	(74,517)
Foreign currency translation adjustments —
Translation adjustments arising during the period	(250,085)	1,854	(248,231)
Less : Reclassification adjustment included in net income	534	—	534

Other comprehensive income (loss)	(468,265)	89,061	(361,286)

	Yen in millions
		Tax	Net-of-tax
	Pre-tax amount	benefit/(expense)	amount

For the fiscal year ended March 31, 2010:
Unrealized gains (losses) on securities, net —
Unrealized holding gains arising during the period*	74,501	(22,469)	33,502
Less : Reclassification adjustment included in net income	(1,896)	661	(1,235)
Unrealized gains (losses) on derivative instruments, net —
Unrealized holding gains arising during the period	2,040	(415)	1,625
Less : Reclassification adjustment included in net income	(566)	489	(77)
Pension liability adjustment*	45,767	(22,074)	23,720
Foreign currency translation adjustments —
Translation adjustments arising during the period	4,583	(22)	4,561
Less : Reclassification adjustment included in net income	2,289	—	2,289

Other comprehensive income	126,718	(43,830)	64,385

	Yen in millions
		Tax	Net-of-tax
	Pre-tax amount	benefit/(expense)	amount

For the fiscal year ended March 31, 2011:
Unrealized gains (losses) on securities, net —
Unrealized holding losses arising during the period*	(42,311)	12,996	(25,445)
Less : Reclassification adjustment included in net income	21,548	(8,104)	13,444
Unrealized gains (losses) on derivative instruments, net —
Unrealized holding losses arising during the period	(662)	52	(610)
Less : Reclassification adjustment included in net income	(785)	(158)	(943)
Pension liability adjustment*	3,164	(6,463)	(3,176)
Foreign currency translation adjustments —
Translation adjustments arising during the period	(118,840)	1,256	(117,584)
Less : Reclassification adjustment included in net income	(832)	—	(832)

Other comprehensive income (loss)	(138,718)	(421)	(135,146)

*	Amounts allocable to the noncontrolling interests in the equity of a subsidiary and other are deducted from the net-of-tax amount for unrealized holding gains (losses) and pension liability adjustment arising during the period.